Submission	Jun. 05, 2026
Submission [Line Items]
Central Index Key	0002138533
Registrant Name	Fundrise Innovation Fund II, LLC
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES